Fair Value Measurements Footnote (details) - Financial Instruments - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Financial Instruments
Short-term securities	$ 4,817	$ 4,865
Fair Value [Member]
Financial Instruments
Short-term securities	4,817	4,865
Debt	7,306	7,262
Commercial paper amount	100	100
Fair Value [Member] | Level 1 [Member]
Financial Instruments
Short-term securities	991	1,223
Fair Value [Member] | Level 2 [Member]
Financial Instruments
Short-term securities	3,791	3,607
Debt	7,306	7,262
Commercial paper amount	100	100
Fair Value [Member] | Level 3 [Member]
Financial Instruments
Short-term securities	35	35
Carrying Value [Member]
Financial Instruments
Short-term securities	4,817	4,865
Debt	6,338	6,337
Commercial paper amount	$ 100	$ 100